Summary of Accounting Policies (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Balance Sheet [Abstract]
Rental property, net	$ 2,289,618	$ 2,373,763
Additional paid-in capital	303,972	275,981
Accumulated deficit	(507,846)	(320,552)
Income Statements [Abstract]
Depreciation expense	93,638	90,228
Net Loss	(187,294)	(199,100)
Cash Flows [Abstract]
Net Loss	(187,294)	(199,100)
Depreciation expense	$ 93,638	$ 90,228
NET LOSS PER COMMON SHARE
BASIC AND DILUTED	$ (0.10)	$ (0.11)
As Previously presented [Member]
Balance Sheet [Abstract]
Rental property, net		$ 2,399,022
Additional paid-in capital		296,109
Accumulated deficit		(315,421)
Income Statements [Abstract]
Depreciation expense	$ 85,097
Net Loss	(193,969)
Cash Flows [Abstract]
Net Loss	(193,969)
Depreciation expense	$ 85,097
NET LOSS PER COMMON SHARE
BASIC AND DILUTED	$ (0.11)
Difference [Member]
Balance Sheet [Abstract]
Rental property, net		(25,259)
Additional paid-in capital		20,128
Accumulated deficit		$ (5,131)
Income Statements [Abstract]
Depreciation expense	$ 5,131
Net Loss	(5,131)
Cash Flows [Abstract]
Net Loss	(5,131)
Depreciation expense	$ 5,131
NET LOSS PER COMMON SHARE
BASIC AND DILUTED